CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
BALANCE at Dec. 31, 2022	$ 27,100	$ 338,976	$ 1,408	$ 14,765	$ (1,416)	$ (329,992)	$ 0	$ 50,841
BALANCE, shares at Dec. 31, 2022	922,959
CHANGES IN
Issuance of share capital, pre-funded warrants and warrants, net, shares	124,955
Issuance of share capital, net	$ 3,242	10,847	0	0	0	0	0	14,089
Warrants exercised	$ 1,000	5,559	0	0	0	0	0	6,559
Warrants exercised, shares	38,182
Employee stock options exercised	$ 13	45	0	(31)	0	0	0	27
Employee stock options exercised, shares	493
Employee stock options expired	$ 0	55	0	(55)	0	0	0	0
Share-based compensation	0	0	0	2,321	0	0	0	2,321
Comprehensive loss for the year	0	0	0	0	0	(60,614)	0	(60,614)
BALANCE at Dec. 31, 2023	$ 31,355	355,482	1,408	17,000	(1,416)	(390,606)	0	13,223
BALANCE, shares at Dec. 31, 2023	1,086,589
CHANGES IN
Issuance of share capital, pre-funded warrants and warrants, net	$ 4,712	(3,060)	6,650	0	0	0	0	8,302
Issuance of share capital, pre-funded warrants and warrants, net, shares	174,322
Pre-funded warrants exercised, shares	74,989
Warrants exercised	$ 2,009	682	(2,691)	0	0	0	0	0
Employee stock options exercised	$ 21	50	0	(49)	0	0	0	22
Employee stock options exercised, shares	770
Employee stock options expired	$ 0	539	0	(539)	0	0	0	0
Share-based compensation	0	0	0	1,135	0	0	0	1,135
Comprehensive loss for the year	0	0	0	0	0	(9,221)	0	(9,221)
BALANCE at Dec. 31, 2024	$ 38,097	353,693	5,367	17,547	(1,416)	(399,827)	0	13,461
BALANCE, shares at Dec. 31, 2024	1,336,670
CHANGES IN
Issuance of share capital, pre-funded warrants and warrants, net	$ 27,273	(22,260)	501	0	0	0	0	5,514
Issuance of share capital, pre-funded warrants and warrants, net, shares	978,340
Pre-funded warrants exercised	$ 8,058	(5,876)	(2,182)	0	0	0	0	0
Pre-funded warrants exercised, shares	295,804
Employee stock options expired	$ 0	2,027	0	(2,027)	0	0	0	0
Share-based compensation	0	0	0	396	0	0	0	396
Non-controlling interest	0	0	0	0	0	0	6,000	6,000
Comprehensive loss for the year	0	0	0	0	0	(1,175)	(851)	(2,026)
BALANCE at Dec. 31, 2025	$ 73,428	$ 327,584	$ 3,686	$ 15,916	$ (1,416)	$ (401,002)	$ 5,149	$ 23,345
BALANCE, shares at Dec. 31, 2025	2,610,814